Significant Transactions -- OneMain Acquisition Narrative (Details) (10-Q)								2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Nov. 15, 2015 USD ($)	Nov. 15, 2015 USD ($) BranchOffices	Nov. 13, 2015 BranchOffices States	Nov. 12, 2015 BranchOffices	Oct. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Aggregate Purchase Price											$ 3,902,000,000	$ 0	$ 0
Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Number of branches to be divested | BranchOffices					127
OneMain [Member]
Business Acquisition [Line Items]
Aggregate Purchase Price	$ 4,455,000,000	$ 4,500,000,000	$ 45,000,000			$ 4,478,000,000	$ 447,800,000,000
Measurement period, finalizing purchase price accounting			1 year
Personal loans	$ 8,795,000,000					$ 880,100,000,000	$ 880,100,000,000		$ 8,795,000,000	$ 8,795,000,000
Acquired finance receivables, not credit impaired		81,000,000	$ 81,000,000
Acquired finance receivables, gross contractual amount, not credit impaired		116,000,000	116,000,000
Acquired finance receivables, estimated uncollectible, not credit impaired		22,000,000	$ 22,000,000
Acquisition related costs								$ 6,200,000,000
Number of branches to be divested | BranchOffices			127	127
Number of states where branches will be divested | States				11
OneMain [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Aggregate Purchase Price			$ 4,478,000,000
Personal loans		$ 8,801,000,000	$ 8,801,000,000
OneMain [Member] | Lendmark Sale [Member]
Business Acquisition [Line Items]
Acquisition related costs									$ 75,000,000	$ 137,000,000